Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments Abstract
Schedule of investments
		Interest in total and	Net profit (loss)
		voting capital (%) - 2018	for the year			Equity
		Direct and indirect	2018	2017	2016	2018	2017

Jointly-controlled investment
RPR		33.20	6,358	106,109	86,682	99,672	201,038
Odebrecht Comercializadora de Energia S.A. ("OCE")	(i)		(48)	(543)	(5,720)		5,178

Associates
Borealis		20.00	(2,900)	17,752	10,538	163,884	166,630

Schedule of changes in investments
			Equity in results
		Dividends	of investees		Equity
	Balance at	and interest	Effect	Goodwill	valuation	Balance at
	2017	on equity	of results	amortization	adjustments	2018
Domestic associate
Borealis	33,325		(549)			32,776
OCE	1,036		(9)	(1,027)
RPR	66,752	(32,060)	2,106		(3,704)	33,094
Other	145			(61)		84

Schedule of impact on the consolidation of Braskem Idesa

Balance sheet	Consolidated Braskem
	without the effect of Braskem Idesa consolidated			Braskem Idesa consolidated (i)			Eliminations		Consolidated
	2018	2017		2018	2017		2018	2017	2018	2017
Assets
Curent
Cash and cash equivalents	4,584,280	3,480,407		963,357	294,686				5,547,637	3,775,093
Financial investments	2,357,613	2,302,672							2,357,613	2,302,672
Trade accounts receivable	2,574,791	2,809,034		627,879	620,531		(127,452)	(148,369)	3,075,218	3,281,196
Inventories	7,907,429	6,293,324		579,148	346,725				8,486,577	6,640,049
Taxes recoverable	737,399	919,600		109,689	63,029				847,088	982,629
Other receivables	379,560	392,750		340,122	44,630				719,682	437,380

	18,541,072	16,197,787		2,620,195	1,369,601		(127,452)	(148,369)	21,033,815	17,419,019

Non-current						(ii)
Taxes recoverable	1,574,518	987,184		61	52				1,574,579	987,236
Deferred tax	114,000	129,469		990,158	1,036,257				1,104,158	1,165,726
Related parties	6,137,206	5,051,706				(ii)	(6,137,206)	(5,051,706)
Other receivables	546,892	637,549		47,217	33,207				594,109	670,756
Property, plant and equipment	20,102,981	19,180,263		12,365,063	11,228,346	(iii)	(708,154)	(646,999)	31,759,890	29,761,610
Intangible	2,562,722	2,575,567		178,260	151,930				2,740,982	2,727,497

	31,038,319	28,561,738		13,580,759	12,449,792		(6,845,360)	(5,698,705)	37,773,718	35,312,825

Total assets	49,579,391	44,759,525		16,200,954	13,819,393		(6,972,812)	(5,847,074)	58,807,533	52,731,844

Liabilities and shareholders' equity
Current
Trade payables	8,099,755	5,047,293		368,949	159,872		(127,452)	(148,369)	8,341,252	5,058,796
Borrowings	737,436	1,184,781							737,436	1,184,781
Debentures	27,732	27,183							27,732	27,183
Braskem Idesa Borrowings				10,504,592	9,691,450				10,504,592	9,691,450
Payroll and related charges	617,079	609,883		28,317	20,634				645,396	630,517
Taxes payable	488,472	881,702		12,801	13,067				501,273	894,769
Other payables	1,932,548	1,019,346		75,849	57,581				2,008,397	1,076,927

	11,903,022	8,770,188		10,990,508	9,942,604		(127,452)	(148,369)	22,766,078	18,564,423

Non-current
Loan agreements	24,160,720	22,176,640							24,160,720	22,176,640
Braskem Idesa Borrowings	266,777	286,141							266,777	286,141
Accounts payable to related parties				6,147,768	5,065,971	(ii)	(6,147,768)	(5,065,971)
Loan to non-controlling shareholders of Braskem Idesa			(v)	2,183,830	1,756,600				2,183,830	1,756,600
Provision for losses on subsidiaries	2,871,819	2,689,769				(iv)	(2,871,819)	(2,689,769)
Other payables	3,765,110	4,467,398		10,348	7,842				3,775,458	4,475,240

	31,064,426	29,619,948		8,341,946	6,830,413		(9,019,587)	(7,755,740)	30,386,785	28,694,621

Shareholders' equity
Attributable to the Company's shareholders	6,531,070	6,300,300		(3,131,500)	(2,953,624)		3,131,500	2,953,625	6,531,070	6,300,301
Non-controlling interest om subsidiaries	80,873	69,089					(957,273)	(896,590)	(876,400)	(827,501)

	6,611,943	6,369,389		(3,131,500)	(2,953,624)		2,174,227	2,057,035	5,654,670	5,472,800

Total liabilities and shareholders' equity	49,579,391	44,759,525		16,200,954	13,819,393		(6,972,812)	(5,847,074)	58,807,533	52,731,844

(i)        Consolidation of Braskem Idesa with its direct subsidiary Braskem Idesa Serviços.

(ii)      Loan from Braskem Holanda as part of shareholders’ contribution to the Braskem Idesa project.

(iii)     Adjustment corresponding to the capitalization of a portion of financial charges of the abovementioned loan.

(iv)     Provision recorded in the subsidiary Braskem Holanda for the negative shareholders' equity of Braskem Idesa.

(v)      Loan owed to the non-controlling shareholder as part of shareholders’ contribution to the project.

Statement of profit or loss
	Consolidated Braskem
	Ex consolidated Braskem Idesa			Braskem Idesa consolidated			Eliminations			Consolidated
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016

Net revenue	54,851,243	46,207,109	46,343,171	3,766,371	3,656,801	1,495,018	(617,748)	(603,316)	(174,201)	57,999,866	49,260,594	47,663,988
Cost of products sold	(44,783,284)	(34,675,494)	(34,040,770)	(2,314,998)	(2,125,031)	(1,109,020)	667,062	623,117	164,221	(46,431,220)	(36,177,408)	(34,985,569)

	10,067,959	11,531,615	12,302,401	1,451,373	1,531,770	385,998	49,314	19,801	(9,980)	11,568,646	13,083,186	12,678,419

Income (expenses)
Selling and distribution	(1,355,986)	(1,287,817)	(1,286,558)	(189,582)	(171,791)	(117,115)				(1,545,568)	(1,459,608)	(1,403,673)
General and administrative	(1,524,480)	(1,336,072)	(1,201,489)	(108,191)	(122,043)	(123,855)	(332)	23,843	39,731	(1,633,003)	(1,434,272)	(1,285,613)
Research and development	(199,821)	(167,456)	(162,010)							(199,821)	(167,456)	(162,010)
Results from equity investments	76,821	191,949	(923,096)				(77,709)	(151,993)	953,174	(888)	39,956	30,078
Other income (expenses), net	(208,252)	(887,185)	(3,913,567)	299,104	32,305	7,613				90,852	(854,880)	(3,905,954)

	6,856,241	8,045,034	4,815,681	1,452,704	1,270,241	152,641	(28,727)	(108,349)	982,925	8,280,218	9,206,926	5,951,247

Financial results
Financial expenses	(2,227,544)	(3,044,668)	(3,054,334)	(1,090,019)	(973,952)	(688,868)	310,012	271,403	172,240	(3,007,551)	(3,747,217)	(3,570,962)
Financial income	867,185	850,367	955,423	31,879	24,666	3,193	(310,012)	(271,403)	(268,494)	589,052	603,630	690,122
Exchange rate variations, net	(2,014,205)	(936,804)	(2,115,993)	(232,064)	132,186	(1,094,424)	(10,714)	5,856		(2,256,983)	(798,762)	(3,210,417)

	(3,374,564)	(3,131,105)	(4,214,904)	(1,290,204)	(817,100)	(1,780,099)	(10,714)	5,856	(96,254)	(4,675,482)	(3,942,349)	(6,091,257)

Profit before income tax
and social contribution	3,481,677	4,913,929	600,777	162,500	453,141	(1,627,458)	(39,441)	(102,493)	886,671	3,604,736	5,264,577	(140,010)

IR and CSL - current and deferred	(639,394)	(1,057,699)	(1,039,107)	(97,157)	(299,983)	423,061				(736,551)	(1,357,682)	(616,046)
	(639,394)	(1,057,699)	(1,039,107)	(97,157)	(299,983)	423,061				(736,551)	(1,357,682)	(616,046)

Profit (loss) for the year of continued operations	2,842,283	3,856,230	(438,330)	65,343	153,158	(1,204,397)	(39,441)	(102,493)	886,671	2,868,185	3,906,895	(756,056)

Discontinued operations results
Profit from discontinued operations		13,499	40,760								13,499	40,760
IR and CSL - current and deferred		(4,623)	(13,901)								(4,623)	(13,901)
		8,876	26,859								8,876	26,859

Profit (loss) for the year	2,842,283	3,865,106	(411,471)	65,343	153,158	(1,204,397)	(39,441)	(102,493)	886,671	2,868,185	3,915,771	(729,197)

Statement of cash flows	Consolidated Braskem
	Ex consolidated Braskem Idesa			Braskem Idesa consolidated			Eliminations			Consolidated
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016

Profit (loss) before income tax and social contribution and for the result with discontinued operations	3,481,677	4,913,929	641,537	162,500	453,141	(1,627,458)	(39,441)	(102,493)	886,671	3,604,736	5,264,577	(99,250)

Adjustments for reconciliation of profit (loss)
Depreciation, amortization and depletion	2,228,978	2,230,466	2,381,160	810,581	742,033	331,691	(48,982)	(43,644)	(29,751)	2,990,577	2,928,855	2,683,100
Results from equity investments	(76,821)	(191,949)	923,096				77,709	151,993	(953,174)	888	(39,956)	(30,078)
Interest and monetary and exchange variations, net	4,658,342	2,900,745	1,851,033	1,344,888	802,825	1,229,219	10,714	(5,856)	(54,244)	6,013,944	3,697,714	3,026,008
Gain on sale of investment in subsidiary		(276,816)									(276,816)
Leniency agreement		375,476	2,853,230								375,476	2,853,230
Reversal of provisions	23,725	(223,340)								23,725	(223,340)
PIS and COFINS credits - exclusion of ICMS from the calculation basis	(519,830)									(519,830)
Provision for losses and write-offs of long-lived assets	69,270	212,759	40,530	3,200	425	486				72,470	213,184	41,016

	9,865,341	9,941,270	8,690,586	2,321,169	1,998,424	(66,062)			(150,498)	12,186,510	11,939,694	8,474,026

Changes in operating working capital
Financial investments	98,349	(953,228)	(649,535)							98,349	(953,228)	(649,535)
Trade accounts receivable	158,378	(1,304,474)	1,083,117	(7,348)	(373,066)	(126,617)	(20,917)	79,148	51,375	130,113	(1,598,392)	1,007,875
Inventories	(1,337,618)	(1,387,696)	966,974	(199,672)	36,668	(104,636)				(1,537,290)	(1,351,028)	862,338
Taxes recoverable	1,068,637	415,923	976,770	(46,395)	53,370	81,334				1,022,242	469,293	1,058,104
Prepaid expenses	(67,051)	(21,732)	64,029	(38,112)	(8,789)					(105,163)	(30,521)	64,029
Other receivables	(6,299)	34,500	332,673	(236,392)	(8,698)	21,308				(242,691)	25,802	353,981
Trade payables	1,113,381	(1,444,468)	(4,052,705)	209,077	(119,033)	(150,495)	20,917	(79,148)	(51,375)	1,343,375	(1,642,649)	(4,254,575)
Taxes payable	(828,222)	(132,697)	(674,466)	(149,026)	(82,817)	382,335				(977,248)	(215,514)	(292,131)
Advances from customers	(218,623)	(3,089)	207,020	18,665	(10,423)	9,830				(199,958)	(13,512)	216,850
Leniency agreement	(330,006)	(1,343,803)								(330,006)	(1,343,803)
Other payables	299,010	124,050	430,714	417,759	126,087	165,981				716,769	250,137	596,695

Cash from operations	9,815,277	3,924,556	7,375,177	2,289,725	1,611,723	212,978			(150,498)	12,105,002	5,536,279	7,437,657

Interest paid	(1,328,420)	(1,648,971)	(1,611,718)	(588,381)	(505,082)	(215,224)				(1,916,801)	(2,154,053)	(1,826,942)
Income tax and social contribution paid	(937,557)	(919,236)	(1,152,847)	(274)	(1,370)					(937,831)	(920,606)	(1,152,847)

Net cash generated by operating activities	7,549,300	1,356,349	4,610,612	1,701,070	1,105,271	(2,246)			(150,498)	9,250,370	2,461,620	4,457,868

Proceeds from the sale of fixed assets and intangible assets	95,133									95,133
Proceeds from the sale of investments	81,000	450,000								81,000	450,000
Funds received in the investments´ capital reduction	2,254									2,254
Dividends received	41,791									41,791
Additions to investments in subsidiaries		(608,181)									(608,181)
Acquisitions to property, plant and equipment and intangible assets	(2,635,906)	(2,185,567)	(1,844,510)	(70,422)	(87,630)	(892,499)			150,498	(2,706,328)	(2,273,197)	(2,586,511)
Other investments	(2,167)	24,977	34,061							(2,167)	24,977	34,061

Net cash used in investing activities	(2,417,895)	(2,318,771)	(1,810,449)	(70,422)	(87,630)	(892,499)			150,498	(2,488,317)	(2,406,401)	(2,552,450)

Short-term and long-term debt
Acquired	4,301,626	8,492,341	4,107,626							4,301,626	8,492,341	4,107,626
Payments	(6,592,197)	(8,779,091)	(4,901,593)							(6,592,197)	(8,779,091)	(4,901,593)
Derivative transactions - payments		(810,279)									(810,279)
Braskem Idesa borrowings
Acquired					187,959	503,921					187,959	503,921
Payments				(812,929)	(1,080,502)	(469,282)				(812,929)	(1,080,502)	(469,282)
Related parties
Acquired loans (payment of loans)	72,880	20,637	(882,158)	(72,880)	(20,637)	882,158
Dividends paid	(1,499,900)	(998,893)	(1,997,984)							(1,499,900)	(998,893)	(1,997,984)

Net provided (used) in financing activities	(3,717,591)	(2,075,285)	(3,674,109)	(885,809)	(913,180)	916,797				(4,603,400)	(2,988,465)	(2,757,312)

Exchange variation on cash of foreign subsidiaries	(309,941)	17,849	541,734	(76,168)	(11,374)	44,908				(386,109)	6,475	586,642

Increase (decrease) in cash and cash equivalents	1,103,873	(3,019,858)	(332,212)	668,671	93,087	66,960				1,772,544	(2,926,771)	(265,252)

Represented by
Cash and cash equivalents at the beginning of the year	3,480,407	6,500,265	6,908,623	294,686	201,599	134,639				3,775,093	6,701,864	7,043,262
Cash and cash equivalents at the end of the year	4,584,280	3,480,407	6,576,411	963,357	294,686	201,599				5,547,637	3,775,093	6,778,010

Increase (decrease) in cash and cash equivalents	1,103,873	(3,019,858)	(332,212)	668,671	93,087	66,960				1,772,544	(2,926,771)	(265,252)